Property and Equipment, net	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, net

6. Property and Equipment, net

Property and equipment, net, consisted of the following:

	September 30, 2015	September 30, 2014
Land	$3,201	$3,300
Buildings and leasehold improvements	28,757	28,148
Equipment	189,739	178,123
Furniture and fixtures	15,762	15,606
	237,459	225,177
Less: accumulated depreciation and amortization	(147,054)	(136,612)
	$90,405	$88,565
Depreciation and amortization of property and equipment totaled $18.7 million, $16.2 million, and $16.4 million in 2015, 2014, and 2013, respectively.